Subordinated Obligation Agreement (Details) (USD $)	3 Months Ended	9 Months Ended	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Debt Instrument [Line Items]
Subordinated obligation due to member					$ 11,244,000
Interest expense	2,000	13,000
Subordinated Obligation Agreement [Member]
Debt Instrument [Line Items]
Subordinated obligation due to member						11,200,000
Interest rate						6.00%
Interest expense				200,000	700,000
Amount of outstanding subordinated obligation extinguished			$ 11,200,000